Deferred tax - Summary of deferred tax assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax
Deferred tax assets	€ 4,032	€ 4,475	€ 4,205
Deferred tax assets unrecognized	408,892	365,639	289,833
Deferred taxes in the consolidated statement of operations	(404)	(157)	1,537
Tax benefit arising from previously unrecognized tax assets used to reduce deferred tax expense (+)	1,411	581	€ 1,537
Deferred tax expenses relating to change in tax rates	(629)	(44)
Deferred tax expenses relating to use of previously recognized deferred tax assets	€ (1,185)	€ (695)